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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number           811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

803 West Michigan Street, Milwaukee, WI	53233
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon
803 West Michigan Street, Milwaukee, WI 53233

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end:            February 28

Date of reporting period:          July 1, 2010 - June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

Form N-PX	Proxy Voting Records
Fund Name:	Thesis Flexible Fund
Reporting period:	7/1/10 - 6/30/11

(a)	(b)	(c)	(d)	(e)	(e)	(f)	(g,h)	(i)
Issuer	Ticker	CUSIP	Meeting Date	Ballot Issue	Description	Proponent	Vote Cast	Mgmt Rec

Alloy, Inc.	ALOY	019855303	7/15/2010	1	Directors:
					Samuel A. Gradess	Management	For	For
					Anthony N. Fiore	Management	For	For
					James K. Johnson, Jr.	Management	For	For
				2	Ratify/confirm BDO Seidman, LLP as the company's independent registered public accountants for fiscal year ending 1/31/11	Management	For	For

H&R Block, Inc.	HRB	093671105	9/30/2010	1	Directors:
					Alan M. Bennet	Management	For	For
					Richard C. Breeden	Management	For	For
					William C. Cobb	Management	For	For
					Robert A. Gerard	Management	For	For
					Len J. Lauer	Management	For	For
					David B. Lewis	Management	For	For
					Bruce C. Rohde	Management	For	For
					Tom D. Seip	Management	For	For
					Christianna Wood	Management	For	For
				2	Approval of advisory proposal on pay-for performance comp policies & procedures	Management	For	For
				3	Approval of amendment to 2001 Long-Term Exec Comp Plan to increase shares by 10,000,000	Management	For	For
				4	Approval of material terms of performance goals under the Exec Performance Plan	Management	For	For
				5	Shareholder proposal to adopt simple majority voting standard	Security Holder	For	For
				6	Approval of amendment to Company's Amended and Restated Articles of Inc to reduce supermajority voting to call special meeting	Management	For	For
				7	Approval of amendment to Company's Amended and Restated Articles of Inc to reduce supermajority voting related to removal of directors	Management	For	For
				8	Approval of amendment to Company's Amended and Restated Articles of Inc to reduce supermajority voting related to amendments to Company's Articles of Inc and bylaws	Management	For	For
				9	Approval of amendment to Company's Amended and Restated Articles of Inc to reduce supermajority voting regarding the related person transaction provision	Management	For	For
				10	Ratification of appointment of Deloitte & Touche for FYE 4/30/11	Management	For	For

Liberty	LIA	53015Y107	11/24/2010	1	Warrant Amendment Proposal to approve and consent prop to amend terms of warrant agmt	Management	For	For

BP P.L.C.	BP	055622104	4/14/2011	1	Receive directors' annual report	Management	For	For
				2	Approve directors' remuneration report	Management	For	For
					Directors:	Management	For	For
				3	P M Anderson	Management	For	For
				4	A Burgmans	Management	For	For
				5	C B Carroll	Management	For	For
				6	Sir William Castell	Management	For	For
				7	I C Conn	Management	For	For
				8	G David	Management	For	For
				9	I E L Davis	Management	For	For
				10	R W Dudley	Management	For	For
				11	B E Grote	Management	For	For
				12	F L Bowman	Management	For	For
				13	B R Nelson	Management	For	For
				14	F P Nhleko	Management	For	For
				15	C H Svanberg	Management	For	For
				16	Reappoint Ernst & Young LLP	Management	For	For
				17	Special Resolution	Management	For	For
				18	Limited authority to allot shares	Management	For	For
				19	Special Resolution	Management	For	For
				20	Special Resolution	Management	For	For
				21	Limited authority to make political donations	Management	For	For
				22	Approve renewal of BP ShareMatch Plan	Management	For	For
				23	Approve renewal of BE Sharesave UK Plan	Management	For	For

Best Buy Co., Inc.	BBY	086516101	6/21/2011	1	Directors:
					Ronald James	Management	Not Vote	For
					Sanjay Khosla	Management	Not Vote	For
					George L. Mikan III	Management	Not Vote	For
					Matthew H. Paull	Management	Not Vote	For
					Richard M. Schulze	Management	Not Vote	For
					Hatim A. Tyabji	Management	Not Vote	For
				2	Ratify appointment of Deloitte & Touche LLP	Management	Not Vote	For
				3	Approve amendment and restateuemtn of by-laws	Management	Not Vote	For
				4	Approve amendment to 2004 omnibus stock and incentive plan	Management	Not Vote	For
				5	Approve executive short-term incentive plan	Management	Not Vote	For
				6	Advisory vote on exec compensation	Management	Not Vote	For
				7	Advisory vote on frequency of shareholder votes on exec compensation	Management	Not Vote	3YR
				8	Vote on non-binding shareholder proposal	Management	Not Vote	AGN

a- The name of the issuer of the portfolio security
b- The exchange ticker symbol of the portfolio security
c- CUSIP number of the portfolio security
d- The shareholder meeting date
e- A brief identification of the matter voted on, for election of directors, must list name of each candidate
f- Whether the matter was proposed by the issuer of by a security holder
g- Whether the registrant case its vote on the matter, if Advisor did not vote, enter "not vote"
h- How the registrant cast its vote
i- Whether the registrant cast its vote for or against management

 SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Investment Managers Series Trust

By (Signature and Title)*		/s/ Rita Dam
Rita Dam, Treasurer

Date	July 29, 2011

* Print the name and title of each signing officer under his or her signature.